INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

21 INVENTORIES

        Inventories consisted of the following items as of December 31:

	2017	2016
Telephone handsets and accessories for sale	65	117
SIM-Cards	16	16
Other inventory	16	18
Inventory write-downs	(25)	(26)

Total inventories	72	125

ACCOUNTING POLICIES

        Inventory is measured at the lower of cost and net-realizable value and carried at the weighted average cost basis.